Property and Equipment, net - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 2,122	$ 2,129
Less accumulated depreciation	(729)	(1,594)
Property and equipment, net	1,393	535
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	318	299
Drug storage equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross		115
Computer equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	1,714	476
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment, gross	$ 90	$ 1,239